INTANGIBLE ASSETS INCLUDING GOODWILL	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS INCLUDING GOODWILL
INTANGIBLE ASSETS INCLUDING GOODWILL

NOTE 8. INTANGIBLE ASSETS INCLUDING GOODWILL

Business Combinations

On February 1, 2022, the Company completed two business combinations, consisting of an immaterial acquisition in our Strategic Markets segment and a transfer of a majority interest (51%) of a managed infrastructure services joint venture in Japan (the “Exa transaction”) from our former Parent that could not be completed prior to the Separation due to local regulatory approvals. The non-controlling interest acquired in the Exa transaction represents the fair value of the joint venture prorated by the non-controlling shareholder’s percentage of ownership (49%). The Company closed the Exa transaction for consideration of $48 million, net of cash acquired of $59 million. Acquisition costs associated with these two acquisitions were immaterial and expensed as incurred. The Exa transaction enabled us to seamlessly continue our relationships with certain key customers in Japan. The purchase price allocation for the business combinations is preliminary, and there may be changes in the allocation of consideration to assets acquired and liabilities assumed, including intangible assets and goodwill, for up to twelve months from the acquisition closing dates.

The following table summarizes total consideration transferred, fair value of net assets acquired, net liabilities assumed and goodwill for the Exa transaction:

March 31,
(Dollars in millions)	2022
Cash consideration	$107
Non-controlling interest	102
Total enterprise value	$209

Cash acquired	$59
Net liabilities assumed, excluding cash	(16)
Deferred tax liabilities arising from acquired intangibles	(32)
Intangible assets *	107
Goodwill	91
Total purchase price allocation	$209

*Intangible assets acquired consists of $16 million of patents and trademarks and $91 million of customer relationships.

Intangible Assets

The following tables present the Company’s intangible asset balances by major asset class.

	At June 30, 2022			At March 31, 2022
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
(Dollars in millions)	Amount	Amortization	Amount	Amount	Amortization	Amount
Capitalized software	$39	$(15)	$23	$16	$(16)	$1
Customer relationships	229	(113)	116	229	(100)	129
Completed technology	20	(20)	—	20	(20)	—
Patents and trademarks	18	(3)	15	18	(2)	16
Total	$306	$(151)	$154	$283	$(138)	$145

The net carrying amount of intangible assets increased by $9 million during the three months ended June 30, 2022, primarily due to additions in capitalized software, partially offset by previously acquired intangible assets. The aggregate intangible asset amortization expense was $14 million and $9 million for the three months ended June 30, 2022 and 2021, respectively.

The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet was estimated to be the following at June 30, 2022:

	Capitalized	Customer	Patents and
(Dollars in millions)	Software	Relationships	Trademarks	Total
Year ending March 31:
2023 (remaining nine months)	$3	$27	$2	$33
2024	6	28	3	37
2025	5	23	3	32
2026	4	19	3	27
2027	3	16	3	22
Thereafter	2	2	—	4

Goodwill

The changes in the goodwill balances by segment for the three months ended June 30, 2022 were as follows:

		Additions and
(Dollars in millions)	Balance at	Other	Balance at
Segment	March 31, 2022	Adjustments	June 30, 2022
United States	$—	$—	$—
Japan	506	(8)	498
Principal Markets	142	—	142
Strategic Markets	176	—	176
Total	$823	$(8)	$815

There were no goodwill impairment losses recorded for the three months ended June 30, 2022 and 2021. We review goodwill for impairment annually during the fourth quarter of the fiscal year and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable by first assessing qualitative factors to determine if it is more likely than not that fair value is less than carrying value. Cumulatively, the Company has recorded $469 million in goodwill impairment charges within its former EMEA ($293 million) and current United States ($176 million) reporting units.

NOTE 8. INTANGIBLE ASSETS INCLUDING GOODWILL

Business Combinations

In the three months ended March 31, 2022, the Company completed two business combinations, both of which closed on February 1, 2022. Our financial statements for the first three months ended 2022 reflect the assets, liabilities, operating results and cash flows of both business combinations, commencing from the acquisition date. These transactions consisted of an immaterial acquisition in our Strategic Markets segment and a transfer of a majority interest (51%) of a managed infrastructure services joint venture in Japan (the “Exa transaction”) from our former Parent that could not be completed prior to the Separation due to local regulatory approvals. The non-controlling interest acquired in the Exa transaction represents the fair value of the joint venture prorated by the non-controlling shareholder’s percentage of ownership (49%). The Company closed the Exa transaction for consideration of

$48 million, net of cash acquired of $59 million. Acquisition costs associated with these two acquisitions were immaterial and expensed as incurred.

The Exa transaction enabled us to seamlessly continue our relationships with certain key customers in Japan. The purchase price allocation for the business combinations is preliminary, and there may be changes in the allocation of consideration to assets acquired and liabilities assumed, including intangible assets and goodwill, for up to twelve months from the acquisition closing dates.

The following table summarizes total consideration transferred, fair value of net assets acquired, net liabilities assumed and goodwill for the Exa transaction:

(Dollars in millions)
Cash consideration	$107
Non-controlling interest	102
Total enterprise value	$209

Cash acquired	$59
Net liabilities assumed, excluding cash	(16)
Deferred tax liabilities arising from acquired intangibles	(32)
Intangible assets *	107
Goodwill	91
Total purchase price allocation	$209
*	Intangible assets acquired consists of $16 million of patents and trademarks and $91 million of customer relationships.

Intangible Assets

The following tables present the Company’s intangible asset balances by major asset class.

	At March 31, 2022			At December 31, 2021
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
(Dollars in millions)	Amount	Amortization	Amount	Amount	Amortization	Amount
Capitalized software	$16	$(16)	$1	$16	$(13)	$3
Customer relationships	229	(100)	129	130	(97)	33
Completed technology	20	(20)	—	20	(20)	—
Patents and trademarks	18	(2)	16	2	(2)	—
Total	$283	$(138)	$145	$169	$(132)	$36

The net carrying amount of intangible assets increased by $108 million during the three months ended March 31, 2022, compared to the prior quarter, primarily due to increases in customer relationships and trademarks with useful lives of five to seven years, arising from the business combinations in the quarter, partially offset by intangible asset amortization. The aggregate intangible asset amortization expense was $7 million for the three months ended March 31, 2022, and 2021.

The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet was estimated to be the following at March 31, 2022:

	Capitalized	Customer	Patents and
(Dollars in millions)	Software	Relationships	Trademarks	Total
Year ending March 31:
2023	$1	$40	$4	$45
2024	—	28	3	31
2025	—	23	3	26
2026	—	19	3	23
2027	—	16	3	19
Thereafter	—	2	—	2

Goodwill

The changes in the goodwill balances by segment for the three months ended March 31, 2022, and for the year ended December 31, 2021, were as follows:

	Balance at	Additions and	Balance at
(Dollars in millions)	December 31,	Other	March 31,
Segment	2021	Adjustments	2022
United States	$—	$—	$—
Japan	415	91	506
Principal Markets	142	—	142
Strategic Markets	176	—	176
Total	$732	$91	$823

The increase in goodwill in our Japan segment primarily reflects the Exa transaction. Goodwill is calculated as the excess of the fair value of the consideration transferred over the fair value of the net assets recognized and represents the future economic benefits arising from other net assets acquired that could not be individually identified and separately recognized. We believe that the primary items that generated goodwill enable us to serve certain customers in Japan. The Exa transaction did not result in any tax-deductible goodwill.

There were no goodwill impairment losses recorded for the three months ended March 31, 2022 and 2021. We review goodwill for impairment annually during the fourth quarter of the fiscal year and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable by first assessing qualitative factors to determine if it is more likely than not that fair value is less than carrying value. Cumulatively, the Company has recorded $469 million in goodwill impairment charges within its former EMEA ($293 million) and current United States ($176 million) reporting units.

NOTE 10. INTANGIBLE ASSETS INCLUDING GOODWILL

Intangible Assets

The following tables present the Company’s intangible asset balances by major asset class.

	At December 31, 2021
	Gross Carrying	Accumulated	Net Carrying
(Dollars in millions)	Amount	Amortization	Amount
Capitalized software	$16	$(13)	$3
Client relationships	130	(97)	33
Completed technology	20	(20)	—
Patents and trademarks	2	(2)	—
Total	$169	$(132)	$36

	At December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
(Dollars in millions)	Amount	Amortization	Amount
Capitalized software	$7	$(4)	$3
Client relationships	130	(77)	53
Completed technology	20	(17)	3
Patents and trademarks	2	(2)	—
Total	$159	$(99)	$60

There was no impairment of identifiable intangible assets recorded in 2021 and 2020. The net carrying amount of intangible assets decreased $24 million during the year ended December 31, 2021, primarily due to intangible asset amortization, partially offset by additions of capitalized software. The aggregate intangible asset amortization expense was $37 million, $29 million and $29 million for the years ended December 31, 2021, 2020 and 2019 respectively. In 2021, the Company retired $7 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet was estimated to be the following at December 31, 2021:

	Capitalized	Acquired
(Dollars in millions)	Software	Intangibles	Total
2022	$3	$18	$21
2023	—	10	11
2024	—	6	6
2025	—	—	—
2026	—	—	—
Thereafter	—	—	—

Goodwill

The Company reviews goodwill for impairment annually and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable by first assessing qualitative factors to determine if it is more likely than not that fair value is less than carrying value and whether it is necessary to perform the quantitative goodwill impairment test. This quantitative test is required only if we conclude that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. After performing the annual goodwill impairment qualitative analysis during the fourth quarter of 2021, the Company determined it was necessary to perform the quantitative goodwill impairment test.

We use an income-based approach where fair value is determined using a discounted cash flow model that requires significant judgment with respect to revenue and growth rates, based upon annual budgets and long-term strategic plans. Fair value estimates employed in our annual impairment review of goodwill involve using various assumptions. Assumptions critical to our fair value estimates were discount rates, expected revenue growth and projected EBITDA margins used in determining the fair value of the reporting units. These and other assumptions are impacted by economic conditions and expectations of management and may change based on different facts and circumstances. We believe the assumptions used to estimate future cash flows are reasonable, but there can be no assurance that the expected cash flows will be realized. The use of different assumptions would increase or decrease discounted cash flows or earnings projections and therefore could change impairment determinations.

In the fourth quarter of 2021, the Company reviewed its goodwill balances for impairment under both the previous segment structure and the new segment structure, as required. For further details on segment changes, see Note 4 – Segments. The Company determined that $469 million of goodwill in the former EMEA ($293 million) and current U.S. ($176 million) reporting units was impaired in fourth quarter 2021, largely attributable to margin challenges in the EMEA segment as well as the geographic re-segmentation of the former Americas segment. The impairment was recorded in the Impairment expense line item within the Consolidated Income Statement.

The rollforward of goodwill balances by segment for the years ended December 31, 2021 and December 31, 2020 were as follows:

		Foreign		Foreign
		Currency		Currency
		Translation		Translation
(Dollars in millions)	Balance at	and Other	Balance at	and Other	Re-allocation		Balance at
Segment	January 1, 2020	Adjustments*	December 31, 2020	Adjustments*	of Goodwill	Impairment	December 31, 2021
Americas	$416	$24	$440	$(10)	$(431)	$—	$—
EMEA	272	16	288	5	—	(293)	—
Asia Pacific	74	4	78	(16)	(62)	—	—
Japan	401	23	424	(9)	—	—	415
U.S.	—	—	—	—	176	(176)	—
Principal Markets	—	—	—	1	141	—	142
Strategic Markets	—	—	—	—	176	—	176
Total	$1,162	$67	$1,230	$(29)	—	$(469)	$732
*	Primarily driven by foreign currency translation.